Goodwill and Other Intangible Assets [Text Block] (Tables)	12 Months Ended
Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Movement in Carrying Amount of Goodwill by Business Segment [Table Text Block]

	Customer Business					Global Markets Business Group	Total
	Retail Banking Business Group	Corporate Banking Business Group	Global Business Group	Trust Assets Business Group	Total
	(in millions)
Balance at March 31, 2016:
Goodwill	¥840,055	¥885,234	¥769,585	¥42,700	¥2,537,574	¥2,300	¥2,539,874
Accumulated impairment losses	(840,055)	(885,234)	(329,953)	(30,257)	(2,085,499)	—	(2,085,499)

	—	—	439,632	12,443	452,075	2,300	454,375
Goodwill acquired during the fiscal year(2)	—	—	8,280	7,975	16,255	—	16,255
Impairment loss	—	—	—	(6,638)	(6,638)	—	(6,638)
Foreign currency translation adjustments and other	—	—	(13,835)	(14)	(13,849)	—	(13,849)

Balance at March 31, 2017:
Goodwill	840,055	885,234	764,030	50,661	2,539,980	2,300	2,542,280
Accumulated impairment losses	(840,055)	(885,234)	(329,953)	(36,895)	(2,092,137)	—	(2,092,137)

	—	—	434,077	13,766	447,843	2,300	450,143
Foreign currency translation adjustments and other	—	—	(8,399)	(410)	(8,809)	—	(8,809)

Balance at March 31, 2018:
Goodwill	840,055	885,234	755,631	50,251	2,531,171	2,300	2,533,471
Accumulated impairment losses	(840,055)	(885,234)	(329,953)	(36,895)	(2,092,137)	—	(2,092,137)

	¥—	¥—	¥425,678	¥13,356	¥439,034	¥2,300	¥441,334

Notes:

(1)	See Note 30 for the business segment information of the MUFG Group.
(2)	See Note 2 for the goodwill acquired in connection with acquisition.

Carrying Amount of Other Intangible Assets by Major Class [Table Text Block]
	2017			2018
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥2,386,754	¥1,675,564	¥711,190	¥2,585,161	¥1,852,333	¥732,828
Core deposit intangibles	126,728	76,628	50,100	128,679	83,382	45,297
Customer relationships	395,136	203,144	191,992	391,832	227,079	164,753
Trade names	77,024	27,210	49,814	77,821	30,801	47,020
Other	12,068	3,929	8,139	9,706	3,977	5,729

Total	¥2,997,710	¥1,986,475	1,011,235	¥3,193,199	¥2,197,572	995,627

Intangible assets not subject to amortization:
Other			9,124			15,492	(1)

Total			¥1,020,359			¥1,011,119

Note:

(1)	Intangible assets not subject to amortization includes ¥7,268 million of mortgage servicing rights accounted for at fair value at March 31, 2018.

Estimated Aggregate Amortization Expense for Intangible Assets for Next Five Fiscal Years [Table Text Block]

(in millions)
Fiscal year ending March 31:
2019	¥250,234
2020	213,606
2021	171,934
2022	133,685
2023	90,383